Organization and Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended		112 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Impairment of patent		$ 0	$ 0	$ 537,631
Finite-Lived Intangible Asset, Useful Life	12 years	12 years
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001